Subsequent events - Issuance of Class A Ordinary Shares (Details) item in Millions		12 Months Ended
	Aug. 11, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Jul. 13, 2025 USD ($)
Subsequent events
Issuing amount		$ 3,994,222
Subsequent Events | Equity Purchase Facility Agreement ("EPFA")
Subsequent events
Commitment amount			$ 400,000,000
Subsequent Events | Class A Ordinary Shares | Equity Purchase Facility Agreement ("EPFA")
Subsequent events
Commitment amount			$ 400,000,000
Subsequent Events | Class A Ordinary Shares | Private placement
Subsequent events
Issuing amount	$ 20,000,000
Gross proceeds	$ 6,000,000
Number of DOGE tokens | item	30